Note 21 - Derivatives - Summary of Fair Value Hedge Relationships (Details) - Interest Rate Swap [Member] - Fair Value Hedging [Member] - Designated as Hedging Instrument [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Remaining Maturity (Year)	9 years 5 months 1 day
Notional Amount	$ 29,575	$ 0
Other Liabilities [Member]
Estimated Fair Value	$ (51)	$ 0
London Interbank Offered Rate (LIBOR) Swap Rate [Member]
Weighted Average Pay Rate	0.65%